EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
14.	EMPLOYEE BENEFITS
The Company’s employee benefit primarily related to the full-time employees of the PRC subsidiaries and the VIEs, including medical care, welfare subsidies, housing fund, unemployment insurance and pension benefits. The PRC subsidiaries and VIEs are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant PRC regulations and make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees. The Company also makes payments for the benefits of employees employed by subsidiaries outside of the PRC. The total expenses recorded for such employee benefits amounted to RMB1.9 billion, RMB2.2 billion and RMB2.9 billion for the years ended December 31, 2022, 2023 and 2024 respectively.